SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details)		12 Months Ended
		Jul. 31, 2026		Jul. 31, 2025		Jul. 31, 2024
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.17%			[1]	11.36%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	13.92%		12.75%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.63%		24.22%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	11.78%			[1]
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	10.30%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		40.10%		28.93%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	17.78%
Supplier A [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		57.65%		47.40%		48.80%
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	36.45%
Supplier B [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.01%			[1]	17.59%	[1]
Supplier C [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.97%			[1]		[1]
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	26.89%
Supplier D [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	13.29%			[1]
Supplier E [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.19%		13.16%
Supplier F [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	18.91%

[1]	Represent less than 10%